SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of segment reporting

	Three Months Ended March 31, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$57,671	$7,069	$—	$64,740
Depreciation and amortization expense	5,718	925	—	6,643
Income (loss) from operations	34,226	3,991	(4,291)	33,926
Interest expense, net and amortization of loan fees and debt premium	—	—	9,948	9,948
Capital expenditures	3,867	86	—	3,953

	Three Months Ended March 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$55,626	$5,538	$—	$61,164
Depreciation and amortization expense	4,882	601	—	5,483
Income (loss) from operations	34,762	3,250	(3,315)	34,697
Interest expense, net and amortization of loan fees and debt premium	—	—	7,984	7,984
Capital expenditures	15,471	4,174	—	19,645

	Balance at March 31, 2018 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$650,612	$85,220	$3,165	$738,997

	Balance at December 31, 2017
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215